Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Principal Exchange-Traded Funds
Entity Central Index Key	0001572661
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000154646
Shareholder Report [Line Items]
Fund Name	Principal Active High Yield ETF
Trading Symbol	YLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Active High Yield ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Active High Yield ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 267,864,685
Holdings Count | Holding	133
InvestmentCompanyPortfolioTurnover	24.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$267,864,685 Total Number of Portfolio Holdings133 Portfolio Turnover Rate24.5%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	19.62%
Financial	16.18%
Consumer, Cyclical	15.09%
Energy	10.64%
Basic Materials	9.82%
Industrial	7.57%
Communications	7.38%
Utilities	6.93%
Money Market Funds	6.71%
Technology	4.23%
Other Assets and Liabilities	(4.17)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000166474
Shareholder Report [Line Items]
Fund Name	Principal Quality ETF
Trading Symbol	PSET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Quality ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Quality ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 58,636,285
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$58,636,285 Total Number of Portfolio Holdings74 Portfolio Turnover Rate0.0%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Technology	42.72%
Industrial	16.60%
Consumer, Non-cyclical	15.12%
Communications	13.24%
Consumer, Cyclical	8.09%
Basic Materials	1.98%
Financial	1.28%
Energy	0.80%
Money Market Funds	0.13%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000166475
Shareholder Report [Line Items]
Fund Name	Principal Value ETF
Trading Symbol	PY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Value ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Value ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 80,685,201
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	38.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$80,685,201 Total Number of Portfolio Holdings105 Portfolio Turnover Rate38.7%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Financial	28.09%
Technology	21.48%
Industrial	12.83%
Consumer, Non-cyclical	11.45%
Energy	10.99%
Consumer, Cyclical	7.89%
Basic Materials	4.30%
Communications	2.65%
Money Market Funds	0.16%
Other Assets and Liabilities	0.16%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000172043
Shareholder Report [Line Items]
Fund Name	Principal Spectrum Preferred Securities Active ETF
Trading Symbol	PREF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Spectrum Preferred Securities Active ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred Securities Active ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,055,821,824
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	7.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,055,821,824 Total Number of Portfolio Holdings117 Portfolio Turnover Rate7.8%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Financial	77.68%
Utilities	11.87%
Energy	7.38%
Money Market Funds	3.50%
Government	0.07%
Other Assets and Liabilities	(0.50)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000173454
Shareholder Report [Line Items]
Fund Name	Principal U.S. Small-Cap ETF
Trading Symbol	PSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal U.S. Small-Cap ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Small-Cap ETF	$20	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 728,244,420
Holdings Count | Holding	502
InvestmentCompanyPortfolioTurnover	34.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$728,244,420 Total Number of Portfolio Holdings502 Portfolio Turnover Rate34.7%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Financial	23.28%
Consumer, Non-cyclical	22.56%
Industrial	17.82%
Consumer, Cyclical	11.82%
Technology	9.21%
Energy	4.71%
Communications	4.38%
Basic Materials	3.15%
Utilities	2.80%
Money Market Funds	0.57%
Other Assets and Liabilities	(0.30)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000193921
Shareholder Report [Line Items]
Fund Name	Principal U.S. Mega-Cap ETF
Trading Symbol	USMC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal U.S. Mega-Cap ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Mega-Cap ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 2,563,960,209
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	27.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$2,563,960,209 Total Number of Portfolio Holdings26 Portfolio Turnover Rate27.9%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Technology	24.40%
Financial	21.92%
Communications	18.34%
Consumer, Non-cyclical	17.69%
Consumer, Cyclical	13.33%
Energy	4.14%
Money Market Funds	0.16%
Other Assets and Liabilities	0.02%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000243208
Shareholder Report [Line Items]
Fund Name	Principal Focused Blue Chip ETF
Trading Symbol	BCHP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Focused Blue Chip ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Focused Blue Chip ETF	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 89,785,854
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	12.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$89,785,854 Total Number of Portfolio Holdings24 Portfolio Turnover Rate12.4%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Communications	31.52%
Financial	24.59%
Technology	23.19%
Consumer, Non-cyclical	8.30%
Consumer, Cyclical	7.63%
Industrial	4.57%
Money Market Funds	0.36%
Other Assets and Liabilities	(0.16)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000199630
Shareholder Report [Line Items]
Fund Name	Principal Investment Grade Corporate Active ETF
Trading Symbol	IG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Investment Grade Corporate Active ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Investment Grade Corporate Active ETF	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 91,597,125
Holdings Count | Holding	206
InvestmentCompanyPortfolioTurnover	39.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$91,597,125 Total Number of Portfolio Holdings206 Portfolio Turnover Rate39.1%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Financial	38.70%
Utilities	13.08%
Consumer, Non-cyclical	9.60%
Technology	8.50%
Energy	7.63%
Industrial	6.53%
Communications	6.09%
Consumer, Cyclical	5.36%
Basic Materials	2.34%
Money Market Funds	1.62%
Other Assets and LiabilitiesFootnote Reference*	0.55%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000219817
Shareholder Report [Line Items]
Fund Name	Principal Spectrum Tax-Advantaged Dividend Active ETF
Trading Symbol	PQDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Spectrum Tax-Advantaged Dividend Active ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Tax-Advantaged Dividend Active ETF	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 35,908,055
Holdings Count | Holding	60
InvestmentCompanyPortfolioTurnover	10.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,908,055 Total Number of Portfolio Holdings60 Portfolio Turnover Rate10.5%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Financial	90.83%
Utilities	2.97%
Energy	2.47%
Communications	1.52%
Money Market Funds	1.37%
Other Assets and Liabilities	0.84%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000235507
Shareholder Report [Line Items]
Fund Name	Principal Real Estate Active Opportunities ETF
Trading Symbol	BYRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Real Estate Active Opportunities ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Real Estate Active Opportunities ETF	$33	0.63%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 11,773,152
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	17.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$11,773,152 Total Number of Portfolio Holdings24 Portfolio Turnover Rate17.7%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Financial	96.90%
Consumer, Cyclical	1.53%
Money Market Funds	1.19%
Other Assets and Liabilities	0.38%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000254970
Shareholder Report [Line Items]
Fund Name	Principal International Equity ETF
Trading Symbol	PIEQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal International Equity ETF (the "Fund") for the period of November 5, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal International Equity ETF	$7Footnote Reference*	0.48%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from November 5, 2024, date operations commenced, through December 31, 2024. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.48%
AssetsNet	$ 39,661,336
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	3.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,661,336 Total Number of Portfolio Holdings32 Portfolio Turnover Rate3.7%
Holdings [Text Block]

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	19.59%
United States	13.23%
Japan	11.52%
Canada	8.49%
Germany	8.30%
China	6.82%
France	6.71%
Ireland	4.12%
Netherlands	3.93%
Taiwan	3.72%
South Korea	3.23%
Greece	2.91%
Hong Kong	2.84%
Italy	2.63%
Other LocationsFootnote Reference*	1.95%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies.

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.